Earnings/(Loss) Per Share	9 Months Ended
Sep. 30, 2024
Earnings Per Share [Abstract]
Earnings/(loss) per share	EARNINGS/(LOSS) PER SHARE
Basic earnings/(loss) per share “EPS/(LPS)” is calculated with reference to the weighted average number of common shares outstanding during the period.

The components of the numerator for the calculation of basic and diluted EPS/(LPS) are as follows:

	Nine months ended September 30,
(in thousands of $)	2024	2023
Net income/(loss) net of non-controlling interests - continuing operations - basic and diluted	46,345	(14,239)
Net income net of non-controlling interests - discontinued operations - basic and diluted	—	293

The components of the denominator for the calculation of basic and diluted EPS/(LPS) are as follows:

	Nine months ended September 30,
(in thousands of $)	2024	2023
Basic:
Weighted average number of common shares outstanding	104,217	106,909

Dilutive:
Dilutive impact of share options and RSUs (1)	918	768
Weighted average number of common shares outstanding	105,135	107,677

EPS/(LPS) per share are as follows:

	Nine months ended September 30,
	2024	2023
Basic EPS/(LPS) from continuing operations	$0.44	$(0.13)
Diluted EPS/(LPS) from continuing operations (1)	$0.44	$(0.13)
Basic and diluted EPS from discontinued operations	$—	$—
(1) The effects of stock awards have been excluded from the calculation of diluted LPS from continuing operations for the nine months ended September 30, 2023 because the effects were anti-dilutive.